Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 94.0%

BRAZIL — 11.1%
B3 SA — Brasil Bolsa Balcao	27,968,200	$68,271,441
Banco Bradesco SA ADR	20,230,583	57,657,162
MercadoLibre, Inc. *	146,345	185,547,899
Petroleo Brasileiro SA ADR	13,415,368	201,096,366
		512,572,868
CANADA — 0.2%
Valeura Energy, Inc. *	3,982,783	10,087,078

CHILE — 0.7%
Lundin Mining Corp.	4,465,067	33,301,033

CHINA — 24.4%
Alibaba Group Holding Ltd. *	14,638,720	158,715,732
Anker Innovations Technology Co., Ltd., Class A	3,559,600	45,708,193
Baidu, Inc., Class A *	4,353,400	73,270,645
BeiGene Ltd. *	1,718,795	23,714,086
Brilliance China Automotive Holdings Ltd.	50,358,000	24,809,303
China Merchants Bank Co., Ltd., Class H	14,883,000	61,788,354
Geely Automobile Holdings Ltd.	18,697,000	21,926,461
Haier Smart Home Co., Ltd., Class H	16,209,480	50,663,814
JD.com, Inc., Class A	2,965,285	43,141,440
KE Holdings, Inc. ADR	359,307	5,576,445
KE Holdings, Inc., Class A	6,462,424	33,762,606
Kuaishou Technology *	2,462,900	19,594,122
Kweichow Moutai Co., Ltd., Class A	91,400	22,668,350
Li Ning Co., Ltd.	4,444,500	18,558,817
Lufax Holding Ltd. ADR	6,343,355	6,723,956
Midea Group Co., Ltd., Class A	6,048,770	46,142,753
Minth Group Ltd.	12,518,000	32,174,591
Ping An Bank Co., Ltd., Class A	19,575,809	30,177,739
Ping An Insurance Group Co. of China Ltd., Class H	14,332,000	81,286,046
Shenzhou International Group Holdings Ltd.	5,040,700	47,935,171
Silergy Corp.	3,670,000	34,787,326
Tencent Holdings Ltd.	4,335,000	168,041,764
Tencent Music Entertainment Group ADR *	3,498,190	22,318,452
Zai Lab Ltd. *	4,446,930	10,881,994
Zijin Mining Group Co., Ltd., Class H	23,218,000	35,198,455
		1,119,566,615
INDIA — 14.1%
Delhivery Ltd. *	5,907,980	29,290,405
HDFC Bank Ltd.	6,620,931	121,427,311
HDFC Life Insurance Co., Ltd.	6,873,106	52,642,925
Jio Financial Services Ltd. *	14,461,787	40,263,907
Reliance Industries Ltd.	6,397,936	180,131,796
Tata Consultancy Services Ltd.	2,213,236	93,713,275
Tech Mahindra Ltd.	4,494,977	65,991,503
UltraTech Cement Ltd.	434,678	43,105,670
WNS Holdings Ltd. ADR *	352,945	24,162,614
		650,729,406
INDONESIA — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	283,736,363	95,827,108

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
MEXICO — 4.9%
Cemex SAB de CV, Participating Certificate, ADR *	6,280,573	$40,823,725
Fomento Economico Mexicano SAB de CV ADR	441,188	48,155,670
Grupo Financiero Banorte SAB de CV, Class O	9,957,987	83,463,673
Wal-Mart de Mexico SAB de CV	13,717,943	51,778,298
		224,221,366
PANAMA — 0.9%
Copa Holdings SA, Class A	473,781	42,223,363

PERU — 0.8%
Credicorp Ltd.	287,175	36,749,785

POLAND — 1.1%
Allegro.eu SA *	3,717,023	27,286,055
KGHM Polska Miedz SA	897,734	22,870,253
		50,156,308
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	548,127	0
MMC Norilsk Nickel PJSC ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SINGAPORE — 0.8%
Sea Ltd. ADR *	838,919	36,870,490

SOUTH AFRICA — 2.3%
FirstRand Ltd.	8,227,356	27,704,982
Naspers Ltd., N Shares	499,660	79,940,083
		107,645,065
SOUTH KOREA — 14.0%
Coupang, Inc. *	3,241,796	55,110,532
Doosan Bobcat, Inc.	609,190	22,993,363
Hyundai Motor Co.	603,809	85,381,000
LG Chem Ltd.	143,926	52,696,517
NAVER Corp.	116,275	17,384,827
Samsung Electronics Co., Ltd.	5,021,221	253,843,479
Samsung SDI Co., Ltd.	113,858	43,028,378
SK Hynix, Inc.	1,318,232	111,607,705
		642,045,801
TAIWAN — 12.0%
Accton Technology Corp.	3,720,000	57,072,917
MediaTek, Inc.	2,417,000	55,259,552
Taiwan Semiconductor Manufacturing Co., Ltd.	26,842,310	437,697,262
		550,029,731
THAILAND — 2.3%
Fabrinet *	72,537	12,086,115
PTT Exploration & Production PCL	14,683,500	68,515,322
SCB X PCL	8,120,800	22,812,566
		103,414,003

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
ZAMBIA — 2.3%
First Quantum Minerals Ltd.	4,417,091	$104,358,145

Total Common Stocks (cost $4,270,278,810)		4,319,798,165

PREFERRED STOCKS — 3.6%

BRAZIL — 2.0%
Petroleo Brasileiro SA ADR 10.49%	4,154,467	56,957,743
Raizen SA 6.53%	53,156,210	37,753,065
		94,710,808
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 1.99%	1,807,689	72,825,408

Total Preferred Stocks (cost $153,784,274)		167,536,216

TOTAL INVESTMENTS — 97.6% (cost $4,424,063,084)		$4,487,334,381
Other assets less liabilities — 2.4%		110,610,818
NET ASSETS — 100.0%		$4,597,945,199

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,166,626,149	$3,153,172,016	$0	$4,319,798,165
Preferred Stocks**	94,710,808	72,825,408	—	167,536,216
Total	$1,261,336,957	$3,225,997,424	$0	$4,487,334,381

**	Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2022	$0
Purchases	—
Sales	(23,691,253)
Realized gain (loss)	(44,722,676)
Change in unrealized gain (loss)	68,413,929
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at September 30, 2023	$0
Change in unrealized gain (loss) related to Investments still held at September 30, 2023.	$—

There were no transfers into or out of Level 3 during the period ended September 30, 2023.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, during the year ended December 31, 2022, management made the decision to value all the Russian securities listed in the Portfolio of Investments to $0 and include them within Level 3.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.